Document and Entity Information	Aug. 14, 2024
Cover [Abstract]
Entity Registrant Name	STERICYCLE INC
Amendment Flag	false
Entity Central Index Key	0000861878
Document Type	8-K
Document Period End Date	Aug. 14, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-37556
Entity Tax Identification Number	36-3640402
Entity Address, Address Line One	2355 Waukegan Road
Entity Address, City or Town	Bannockburn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(847)
Local Phone Number	367-5910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SRCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false